Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Other sales	₩ 27
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Other sales		₩ 143,067
Purchase of material		2,931,565
Purchase of fixed assets		750,275
Outsourced processing cost		688,025
Posco [member]
Disclosure of transactions between related parties [line items]
Sales	13,735,110	13,564,308	₩ 12,751,894
Other sales	257,959	202,162	153,870
Purchase of material	4,895,108	4,367,687	3,913,323
Purchase of fixed assets	1,193,177	965,298	829,730
Outsourced processing cost	683,002	712,217	650,170
Others	554,685	438,631	428,940
Posco [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,364	10,904	2,947
Other sales	86	240	112
Purchase of material	2,882	3,166	5,487
Purchase of fixed assets	306,927	215,023	300,041
Outsourced processing cost	15,089	24,192	20,718
Others	30,317	10,257	19,763
Posco [member] | SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	5,527	5,105	6,734
Other sales	4,100	4,108	712
Purchase of material	588,276	558,425	554,151
Others	9	80	4
Posco [member] | POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of transactions between related parties [line items]
Sales	65,688	61,981	52,779
Posco [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Purchase of material	1,272,878	810,196	697,096
Posco [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales			7,384
Purchase of material			159,501
Posco [member] | Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	16,084	14,199	14,943
Other sales	112,390	54,747	52,583
Purchase of material	76,427	64,335	79,103
Others	85,167	6	3
Posco [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	88,663	92,189	84,787
Other sales	116,576	59,095	53,407
Purchase of material	1,940,463	1,436,122	1,495,338
Purchase of fixed assets	306,927	215,023	300,041
Outsourced processing cost	15,089	24,192	20,718
Others	115,493	10,343	19,770
Posco [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	6,688	7,827	3,328
Other sales	11,137	97	71
Purchase of material	4,725
Purchase of fixed assets	416,734	322,924	151,639
Outsourced processing cost	57	47	32
Others	24,174	36,428	18,352
Posco [member] | POSCO Processing & Service [member]
Disclosure of transactions between related parties [line items]
Sales			298,781
Other sales			1
Purchase of material			113,628
Purchase of fixed assets			4,595
Outsourced processing cost			8,309
Others			404
Posco [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	468,070	476,105	417,369
Other sales	2,014	2,725	3,533
Purchase of material	95
Outsourced processing cost	20,298	9,211	8,483
Others	724	1,434	106
Posco [member] | POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Sales	2,924	2,624	1,697
Other sales	4,994	7,479	5,097
Purchase of fixed assets	344,977	341,472	315,748
Outsourced processing cost	34,638	34,376	29,773
Others	181,128	196,252	183,226
Posco [member] | eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	15	12	1
Other sales	60	60	30
Purchase of material	304,846	377,198	330,921
Purchase of fixed assets	64,845	27,508	8,215
Outsourced processing cost	126	390	139
Others	25,754	31,455	26,023
Posco [member] | POSCO CHEMTECH [member]
Disclosure of transactions between related parties [line items]
Sales	389,731	417,957	359,862
Other sales	35,592	35,762	33,076
Purchase of material	522,493	531,452	479,896
Purchase of fixed assets	17,549	21,730	23,043
Outsourced processing cost	315,530	319,868	296,296
Others	4,561	2,802	6,860
Posco [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	148,205	206,638	179,966
Other sales	2,211	1,445	1,456
Purchase of material	5,123
Purchase of fixed assets	94
Others	7,561		2
Posco [member] | POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	6,025,938	5,835,226	5,214,127
Other sales	46,661	42,888	35,182
Purchase of material	541,002	690,345	550,258
Purchase of fixed assets			221
Outsourced processing cost	49,506	57,624	44,108
Others	7,149	4,318	1,948
Posco [member] | POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Sales	265,374	299,450	218,005
Other sales	13,795	5,335	9,780
Purchase of material	10,037	10,115	10,168
Others	3	71
Posco [member] | POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	300,598	336,366	345,225
Purchase of material			90
Others	2,994	2,486	1,776
Posco [member] | POSCO Canada Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,067		439
Other sales	1,833	2,155	690
Purchase of material	306,552	300,982	278,915
Posco [member] | POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,781,841	1,857,665	1,949,354
Other sales	1,352	253	1,454
Purchase of material	390,056	536,280	365,025
Purchase of fixed assets	1,338	650	337
Outsourced processing cost	1,574	2,449	1,625
Others	7,561	6,524	4,982
Posco [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	146,468	188,252	161,803
Other sales	0	7
Others	110	34	176
Posco [member] | POSCO JAPAN Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,509,631	1,353,313	1,436,159
Other sales	36	6	20
Purchase of material	38,631	25,773	26,256
Purchase of fixed assets	6,269	4,204	621
Others	5,835	5,411	44,829
Posco [member] | POSCO-VIETNAM Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	265,849	273,573	212,883
Other sales	368	156
Others	66	8	7
Posco [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Sales	303,924	299,276	276,387
Other sales	159	17
Others	809	35	1,749
Posco [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Sales	644,652	563,618	467,206
Other sales	311	584
Others	800	156	65
Posco [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	121,633	196,095	192,467
Purchase of material	2,189	2,616
Others		5
Posco [member] | POSCO VST CO LTD [member]
Disclosure of transactions between related parties [line items]
Sales	299,307
Others	114
Posco [member] | POSCO INTERNATIONAL SINGAPORE PTE LTD [member]
Disclosure of transactions between related parties [line items]
Other sales	154
Purchase of material	694,600
Posco [member] | Others [member]
Disclosure of transactions between related parties [line items]
Sales	964,532	1,158,122	932,048
Other sales	20,679	44,098	10,073
Purchase of material	134,296	456,804	262,828
Purchase of fixed assets	34,444	31,787	25,270
Outsourced processing cost	246,184	264,060	240,687
Others	169,849	140,869	118,665
Posco [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales	13,646,447	13,472,119	12,667,107
Other sales	141,383		100,463
Purchase of material	2,954,645		2,417,985
Purchase of fixed assets	886,250		529,689
Outsourced processing cost	667,913		629,452
Others	₩ 439,192	₩ 428,288	₩ 409,170